SUBSEQUENT EVENTS (Details) - $ / shares			1 Months Ended
	Jan. 09, 2017	Jan. 02, 2017	Jan. 31, 2017	Mar. 31, 2015
Directors [Member]
Subsequent Event [Line Items]
Options granted				50,000
Exercise price				$ 0.80
Fair value of options granted				$ 24,901
Expiration period of options				10 years
Number of shares vesting immediately				20,000
Option granted, number of shares vesting in installments				10,000
Subsequent Event [Member] | Directors [Member]
Subsequent Event [Line Items]
Options granted	100,000
Exercise price	$ 0.75
Fair value of options granted	$ 44,789
Expiration period of options	10 years
Subsequent Event [Member] | Senior Advisor [Member]
Subsequent Event [Line Items]
Options granted		275,000
Exercise price		$ 0.60
Fair value of options granted		$ 102,222
Expiration period of options		5 years
Number of shares vesting immediately		181,250
Option granted, number of shares vesting in installments		9,375
Vesting period		10 months
Subsequent Event [Member] | Five Independent Directors [Member]
Subsequent Event [Line Items]
Options granted			50,000
Exercise price			$ 0.85
Fair value of options granted			$ 26,547
Expiration period of options			10 years
Number of shares vesting immediately			20,000
Option granted, number of shares vesting in installments			10,000